Pensions and other benefits (Details 1) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pensions
Change in projected benefit obligation:
Benefit obligation at January 1	8,984	8,033
Current service cost	105	86	67
Interest cost	460	464	482
Employee contributions	60	54
Benefits paid	(471)	(469)
Foreign currency changes	3	(8)
Plan amendments and other	(3)
Actuarial loss	961	824
Projected benefit obligation at December 31	10,099	8,984	8,033
Other benefits
Change in projected benefit obligation:
Benefit obligation at January 1	494	484
Current service cost	17	16	14
Interest cost	26	28	29
Benefits paid	(35)	(35)
Foreign currency changes		(1)
Plan amendments and other	7
Actuarial loss	27	2
Projected benefit obligation at December 31	536	494	484